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Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
Investment Goal
The highest level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Prospectus STET NEW JERSEY MUNICIPAL BOND FUND STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y | USD ($)	58	183	318	714

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The New Jersey Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New Jersey state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in New Jersey, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New Jersey state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks
Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 3.37% (12/31/22)
Worst Quarter: -5.05% (3/31/22)
The Fund's Class Y total return (pre-tax) from January 1, 2023 to September 30, 2023 was -1.00%.
The Fund's Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2022)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns - Class Y Prospectus - STET NEW JERSEY MUNICIPAL BOND FUND	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, 10 Years [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date [1]
STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y	Return Before Taxes	(5.76%)	0.91%	1.29%	2.99%	Aug. 18, 1998
After Taxes on Distributions | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y	Return After Taxes on Distributions	(5.78%)	0.89%	1.29%	2.96%
After Taxes on Distributions and Sale of Fund Shares | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y	Return After Taxes on Distributions and Sale of Fund Shares	(2.70%)	1.17%	1.51%	3.00%
Bloomberg 3-10 Year Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	Bloomberg 3-10 Year Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	(5.33%)	1.42%	1.82%	3.67%	Aug. 18, 1998
[1]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.